Subsequent Events 10-K (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended			2 Months Ended	12 Months Ended					0 Months Ended
	Dec. 04, 2012	Dec. 04, 2012	Jun. 05, 2012	May 31, 2011	Jun. 01, 2010	Jul. 24, 2012 Subsequent Event [Member]	Jun. 05, 2012 Subsequent Event [Member]	Jan. 09, 2013 Subsequent Event [Member]	Jun. 20, 2012 Subsequent Event [Member]	Jul. 24, 2012 Subsequent Event [Member] Service-based Restricted Shares [Member]	Jul. 24, 2012 Subsequent Event [Member] Performance-based Restricted Shares [Member]	Jun. 07, 2012 Lime Fresh Concept [Member]	Jun. 07, 2012 Marlin & Rays concept [Member]
Sale-leaseback transactions [Abstract]
Number of restaurants							9
Sale-leaseback transaction, gross proceeds	$ 11,700,000	$ 32,000,000					$ 20,200,000
Sale-leaseback transaction costs	600,000	1,600,000					1,000,000
Sale-leaseback transaction, carrying value							14,200,000
Sale-leaseback transaction, lease terms							P15Y
Sale-leaseback transaction, renewal terms		20 years					20 years
Sale-leaseback transaction, deferred gain							5,000,000
RT Midwest bankruptcy [Abstract]
Number of Restaurants	742	742	714					16	13
Total indebtness owed by RT Midwest to RTI as of date of RT Midwest bankruptcy filing									2,300,000
Franchise fee receivables									2,300,000
Related party agreement [Abstract]
Number of marketing agreements			2
Marketing fee			$ 47,900,000	$ 27,800,000	$ 15,400,000							$ 52,500	$ 26,250
Share-based Compensation Award [Abstract]
Shares authorized (in shares)	36,000	36,000								210,000	239,000
Vesting period of share-based compensation arrangement		30 months				2 years 6 months